American Century Investments®
Quarterly Portfolio Holdings
Large Cap Equity Fund
July 31, 2026

Large Cap Equity Fund - Schedule of Investments
JULY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.3%
Honeywell Aerospace, Inc.(1)	49,457	10,224,740
Air Freight and Logistics — 0.4%
FedEx Corp.	37,459	11,514,897
Automobiles — 0.9%
Tesla, Inc.(1)	84,055	26,158,756
Banks — 4.4%
Bank of America Corp.	771,671	47,805,018
JPMorgan Chase & Co.	127,695	44,921,824
Regions Financial Corp.	1,313,489	40,652,485
		133,379,327
Beverages — 0.7%
PepsiCo, Inc.	139,690	19,495,136
Biotechnology — 2.3%
AbbVie, Inc.	121,836	30,573,526
Gilead Sciences, Inc.	181,187	23,592,359
Vertex Pharmaceuticals, Inc.(1)	33,706	16,081,133
		70,247,018
Broadline Retail — 3.9%
Amazon.com, Inc.(1)	433,819	117,816,564
Building Products — 1.6%
Johnson Controls International PLC	169,865	24,912,401
Trane Technologies PLC	53,323	24,259,299
		49,171,700
Capital Markets — 3.1%
Ameriprise Financial, Inc.	34,291	18,717,399
Blackrock, Inc.	16,828	18,349,083
Goldman Sachs Group, Inc.	19,558	19,917,476
Intercontinental Exchange, Inc.	81,912	12,489,942
S&P Global, Inc.	56,744	23,374,556
		92,848,456
Chemicals — 1.5%
Ecolab, Inc.	61,648	17,115,334
Linde PLC	60,299	28,845,836
		45,961,170
Communications Equipment — 1.7%
Cisco Systems, Inc.	247,541	28,712,281
Motorola Solutions, Inc.	53,150	23,160,112
		51,872,393
Consumer Finance — 0.9%
American Express Co.	77,658	26,112,502
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	14,582	13,880,460
Sysco Corp.	263,881	22,493,216
		36,373,676
Containers and Packaging — 0.5%
Ball Corp.	229,131	14,870,602
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	207,112	9,694,913

Electric Utilities — 1.6%
NextEra Energy, Inc.	551,137	47,904,828
Electrical Equipment — 1.5%
Eaton Corp. PLC	60,323	25,046,110
GE Vernova, Inc.	21,180	20,974,342
		46,020,452
Electronic Equipment, Instruments and Components — 0.6%
Amphenol Corp., Class A	86,890	13,963,223
Coherent Corp.(1)	20,529	5,396,869
		19,360,092
Energy Equipment and Services — 1.3%
SLB Ltd.	791,974	39,273,991
Entertainment — 0.7%
Liberty Media Corp.-Liberty Formula One, Class C(1)	46,052	4,519,083
Netflix, Inc.(1)	235,628	16,896,884
		21,415,967
Financial Services — 2.6%
Mastercard, Inc., Class A	88,833	50,910,192
Visa, Inc., Class A	77,698	28,447,569
		79,357,761
Ground Transportation — 1.0%
Uber Technologies, Inc.(1)	161,182	11,340,765
Union Pacific Corp.	60,183	17,581,260
		28,922,025
Health Care Equipment and Supplies — 0.8%
IDEXX Laboratories, Inc.(1)	25,050	14,004,704
Intuitive Surgical, Inc.(1)	26,619	9,405,291
		23,409,995
Health Care Providers and Services — 2.3%
Cencora, Inc.	41,144	12,809,773
Cigna Group	84,088	23,464,756
McKesson Corp.	18,161	15,549,267
UnitedHealth Group, Inc.	45,827	18,990,709
		70,814,505
Health Care REITs — 1.2%
Welltower, Inc.	155,973	36,566,310
Hotels, Restaurants and Leisure — 1.5%
Airbnb, Inc., Class A(1)	37,718	5,715,032
Booking Holdings, Inc.	82,108	15,838,633
Marriott International, Inc., Class A	63,558	23,696,329
		45,249,994
Household Products — 1.4%
Church & Dwight Co., Inc.	141,157	13,947,723
Colgate-Palmolive Co.	108,262	9,884,321
Procter & Gamble Co.	131,067	18,937,871
		42,769,915
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	49,457	12,020,524
Industrial REITs — 1.1%
Prologis, Inc.	223,902	32,378,468
Insurance — 1.6%
Marsh & McLennan Cos., Inc.	64,990	12,327,953
MetLife, Inc.	250,117	24,043,747
Progressive Corp.	54,001	11,416,892
		47,788,592

Interactive Media and Services — 7.1%
Alphabet, Inc., Class A	520,657	185,421,577
Meta Platforms, Inc., Class A	54,641	30,419,191
		215,840,768
IT Services — 1.3%
International Business Machines Corp.	143,521	32,098,471
MongoDB, Inc.(1)	21,456	7,240,971
		39,339,442
Life Sciences Tools and Services — 1.8%
Agilent Technologies, Inc.	75,555	10,454,545
Danaher Corp.	124,904	24,353,782
Thermo Fisher Scientific, Inc.	36,170	20,772,431
		55,580,758
Machinery — 3.0%
Cummins, Inc.	55,700	35,324,940
Deere & Co.	28,346	16,799,824
Parker-Hannifin Corp.	18,606	18,169,317
Xylem, Inc.	162,469	19,003,999
		89,298,080
Oil, Gas and Consumable Fuels — 0.9%
Williams Cos., Inc.	376,303	26,920,717
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	150,319	9,817,334
Eli Lilly & Co.	41,378	47,536,701
Merck & Co., Inc.	90,463	11,778,283
		69,132,318
Professional Services — 0.6%
Automatic Data Processing, Inc.	67,070	17,871,472
Semiconductors and Semiconductor Equipment — 18.4%
Advanced Micro Devices, Inc.(1)	38,238	18,207,024
Analog Devices, Inc.	100,210	36,818,156
Applied Materials, Inc.	74,095	37,615,809
ASML Holding NV	8,059	13,280,788
Broadcom, Inc.	261,787	101,908,444
Lam Research Corp.	111,768	32,750,259
Marvell Technology, Inc.	102,484	19,221,899
Micron Technology, Inc.	32,239	26,533,664
NVIDIA Corp.	1,213,759	243,662,119
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	68,337	27,625,232
		557,623,394
Software — 10.8%
AppLovin Corp., Class A(1)	22,966	9,092,239
Cadence Design Systems, Inc.(1)	88,520	30,098,570
Crowdstrike Holdings, Inc., Class A(1)	101,605	19,392,330
Dynatrace, Inc.(1)	281,841	12,491,193
Microsoft Corp.	445,297	206,938,422
Salesforce, Inc.	130,985	24,103,860
ServiceNow, Inc.(1)	131,316	14,606,279
Workday, Inc., Class A(1)	68,705	11,016,160
		327,739,053
Specialized REITs — 0.6%
Equinix, Inc.	16,216	16,528,644
Specialty Retail — 2.7%
Home Depot, Inc.	103,760	34,444,169
O'Reilly Automotive, Inc.(1)	171,082	15,286,177

TJX Cos., Inc.	204,586	32,189,561
		81,919,907
Technology Hardware, Storage and Peripherals — 5.9%
Apple, Inc.	508,201	156,988,371
Western Digital Corp.	41,288	22,495,354
		179,483,725
Trading Companies and Distributors — 1.1%
Ferguson Enterprises, Inc.	53,425	12,519,080
United Rentals, Inc.	19,232	20,756,329
		33,275,409
TOTAL COMMON STOCKS (Cost $1,433,306,523)		3,019,548,956
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	21,433	21,433
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/31/29, valued at $6,664,805), at 3.64%, dated 7/31/26, due 8/3/26 (Delivery value $6,535,982)		6,534,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,555,433)		6,555,433
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,439,861,956)		3,026,104,389
OTHER ASSETS AND LIABILITIES — 0.0%		(145,591)
TOTAL NET ASSETS — 100.0%		$3,025,958,798

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	424,709	USD	486,496	Bank of America NA	9/25/26	$4,264
EUR	283,596	USD	323,461	Bank of America NA	9/25/26	4,240
EUR	660,725	USD	753,918	Morgan Stanley & Co. LLC	9/25/26	9,563
EUR	440,944	USD	506,017	Morgan Stanley & Co. LLC	9/25/26	3,503
EUR	420,599	USD	481,379	Morgan Stanley & Co. LLC	9/25/26	4,632
EUR	1,120,685	USD	1,281,268	Morgan Stanley & Co. LLC	9/25/26	13,705
EUR	551,526	USD	633,105	UBS AG	9/25/26	4,194
EUR	953,554	USD	1,091,458	UBS AG	9/25/26	10,392
USD	3,286,515	EUR	2,861,990	Bank of America NA	9/25/26	(20,572)
USD	448,657	EUR	391,182	Bank of America NA	9/25/26	(3,362)
USD	442,056	EUR	386,348	Bank of America NA	9/25/26	(4,377)
USD	407,825	EUR	353,468	Bank of America NA	9/25/26	(614)
USD	3,287,651	EUR	2,861,990	Citibank NA	9/25/26	(19,436)
USD	3,285,843	EUR	2,861,990	Morgan Stanley & Co. LLC	9/25/26	(21,243)
USD	405,343	EUR	353,861	Morgan Stanley & Co. LLC	9/25/26	(3,550)
USD	3,286,120	EUR	2,861,990	UBS AG	9/25/26	(20,967)
USD	863,760	EUR	756,102	UBS AG	9/25/26	(9,931)
USD	729,954	EUR	637,064	UBS AG	9/25/26	(6,186)
USD	452,535	EUR	394,569	UBS AG	9/25/26	(3,397)
						$(59,142)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,006,268,168	$13,280,788	—
Short-Term Investments	21,433	6,534,000	—
	$3,006,289,601	$19,814,788	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$54,493	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$113,635	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.